Net Loss Per Share Attributable to Common Stockholders (Details)		12 Months Ended
	Aug. 25, 2025 days	Dec. 31, 2025 days $ / shares shares
Ascent PIPE Notes [Member]
Net Loss Per Share Attributable to Common Stockholders [Line Items]
Shares converted		1,625,800
Price per shares converted (in Dollars per share) | $ / shares		$ 4.85
Percentage of closing share price		95.00%
Number of trading days (in days) | days	10	10
Tasly Convertible Notes [Member]
Net Loss Per Share Attributable to Common Stockholders [Line Items]
Shares converted		15,903
Price per shares converted (in Dollars per share) | $ / shares		$ 144
Convertible Promissory Notes [Member]
Net Loss Per Share Attributable to Common Stockholders [Line Items]
Shares converted		11,231
Price per shares converted (in Dollars per share) | $ / shares		$ 166.5
Earnout shares [Member]
Net Loss Per Share Attributable to Common Stockholders [Line Items]
Earnout shares allocated		12,916